Schedule of property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	$ 2,911	$ 979
Additions	1,067	2,328
Depreciation	(715)	(396)
Transfer	(208)
Property and equipment, ending balance	3,055	2,911
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	39,552
Property and equipment, ending balance	40,411	39,552
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	(36,641)
Property and equipment, ending balance	(37,356)	(36,641)
Air craft and engines [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	1,363	379
Additions		237
Depreciation	(162)	(82)
Transfer	48	829
Property and equipment, ending balance	1,249	1,363
Air craft and engines [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	11,684
Property and equipment, ending balance	11,732	11,684
Air craft and engines [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	(10,321)
Property and equipment, ending balance	(10,483)	(10,321)
Radar and mapping equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	1,285	285
Additions	558	616
Depreciation	(500)	(288)
Transfer	42	672
Property and equipment, ending balance	1,385	1,285
Radar and mapping equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	26,166
Property and equipment, ending balance	26,766	26,166
Radar and mapping equipment [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	(24,881)
Property and equipment, ending balance	(25,381)	(24,881)
Furniture and fixtures [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	28	2
Additions		32
Depreciation	(11)	(6)
Transfer
Property and equipment, ending balance	17	28
Furniture and fixtures [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	377
Property and equipment, ending balance	377	377
Furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	(349)
Property and equipment, ending balance	(360)	(349)
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	57	11
Additions	11	66
Depreciation	(42)	(20)
Transfer	4
Property and equipment, ending balance	30	57
Leasehold improvements [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	1,147
Property and equipment, ending balance	1,162	1,147
Leasehold improvements [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	(1,090)
Property and equipment, ending balance	(1,132)	(1,090)
Under construction [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	178	302
Additions	498	1,377
Depreciation
Transfer	(302)	(1,501)
Property and equipment, ending balance	374	178
Under construction [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	178
Property and equipment, ending balance	374	178
Under construction [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance
Property and equipment, ending balance